Off-Balance Sheet Commitments	12 Months Ended
Dec. 31, 2019
Disclosure Of Off Balance Sheet Commitments [Abstract]
Off-Balance Sheet Commitments

7. Off-balance sheet commitments

Collaborative arrangements

Agreement with Orphan Europe

In November 2012, the Company entered into a marketing agreement with Orphan Europe, a subsidiary of Recordati Group, to market and distribute GRASPA® for the treatment of ALL and AML in 38 countries in Europe, including all of the countries in the European Union.

As a consequence of the Company’s withdrawal of the MAA for ALL and the Company’s strategic re-focus on solid tumors, this contract was terminated during the first half of 2019, without any financial consequence for the Company.

Agreement with the Teva Group

In March 2011, the Company entered into a partnership agreement with the Teva Group (through Abic Marketing Limited), or Teva, to distribute GRASPA® in Israel. Under the terms of the agreement, Teva will submit the request for approval of GRASPA® for ALL in Israel and is responsible for the marketing and distribution of GRASPA® in Israel. Teva will pay interim payments to the Company and will share net earnings of product sales in Israel with the Company.

Agreement with SQZ Biotechnologies

On June 24, 2019, the Company entered into a collaboration agreement with SQZ Biotechnologies, a cell therapy company developing novel treatments in multiple therapeutic areas, to advance novel red blood cell-based therapeutics for immune modulation. Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. Combining SQZ Biotechnologies’ proprietary and versatile cell engineering platform with the intellectual property of the Company related to red blood cell-based therapeutics is intended to allow for the rapid development of a broad pipeline of novel immunomodulatory products addressing multiple indications.

The agreement provides for:

•	An upfront payment of $1 million (recognized in 2019);
•	Potential development, regulatory and commercial milestone payments up to $56 million for the first product successfully developed by SQZ Biotechnologies under this agreement;
•	The Company could also receive progressive royalties based on future sales.

Sublease in the United-States

In July 2019, the Company signed a sublease agreement for a portion of its premises located in Cambridge.

(amounts in thousands of euros)	Sublease to be received
As of December 31, 2019	Total	Less than one year	One to five years	More than five years
Sublease in US	519	166	353	—
Total sublease to be received	519	166	353	—

This sublease contract is classified as an operating lease: the right of use linked to the main contract is recognized in assets and the income from the sublease are recognized in the statement of income (loss) over the term of the sublease contract.